Financial Instruments - Summary of Interest Rate Profile of the Group's Interest-bearing Financial Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	$ 1,952	$ 4,991
Fixed-rate instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Other investments	3,744	3,178
Cash and cash equivalents	1,952	4,991
Bank loans	(66)	(100)
Variable-rate instruments [member]
Disclosure of financial instruments by type of interest rate [line items]
Bank loans	(52)	(38)
Term loan	$ 1,061	$ 1,914